Exchange rates (Tables)	12 Months Ended
Dec. 31, 2019
Foreign Exchange Rates [Abstract]
Summary of Exchange Rates in Preparing Consolidated Statements

The following exchange rates have been applied in preparing the consolidated financial statements:

	Income statement			Statement of financial position
	2019	2018	2017	2019	2018
Euro to sterling	1.14	1.13	1.14	1.18	1.11
US dollar to sterling	1.28	1.34	1.29	1.33	1.27